Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Accrued Income [Line Items]
Prepaid expenses	SFr 3,954	SFr 2,788
Accrued income	1,591	1,095	SFr 3,667
Total	5,545	SFr 3,883
Janssen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	SFr 1,100
Percentage of accrued income	68.10%